May 2017
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Erika Forshtay
Account Administrator
312-332-7530
erika.forshtay@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Mortgage Loan Seller:
MC-Five Mile Commerical Mortgage Finance LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisor, LLC
Operating Advisor:
Situs Holdings, LLC
Payment Date:
May 12, 2017
Prior Payment:
Apr 12, 2017
Next Payment:
Jun 12, 2017
Record Date:
Apr 28, 2017
Determination Date:
May 8, 2017
First Payment Date:
Dec 12, 2013
Closing Date:
Nov 20, 2013
Cut-off Date:
Nov 6, 2013
Final Distribution Date:
Nov 12, 2046
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Statement to Certificateholders

REO Additional Detail

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Defeased Loan Detail

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

Material Breaches and Document Defects

Mortgage Loan Characteristics

Investor Notice note page

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.26400%
51,939,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
3.03300%
231,514,000.00
230,834,893.07
1,136,696.27
583,435.19
1,720,131.46
0.00
229,698,196.80
A-3
4.24400%
98,000,000.00
98,000,000.00
0.00
346,593.33
346,593.33
0.00
98,000,000.00
A-4
4.27100%
304,943,000.00
304,943,000.00
0.00
1,085,342.96
1,085,342.96
0.00
304,943,000.00
A-AB
3.81300%
74,195,000.00
74,195,000.00
0.00
235,754.61
235,754.61
0.00
74,195,000.00
X-A
1.41213%
848,874,000.00
796,255,893.07
0.00
937,011.60
937,011.60
0.00
795,119,196.80
X-B
0.15914%
69,268,000.00
69,268,000.00
0.00
9,186.10
9,186.10
0.00
69,268,000.00
A-S*
4.64900%
88,283,000.00
88,283,000.00
0.00
342,023.06
342,023.06
0.00
88,283,000.00
100.00%
B*
5.16100%
69,268,000.00
69,268,000.00
0.00
297,910.12
297,910.12
0.00
69,268,000.00
100.00%
C*
5.32014%
38,030,000.00
38,030,000.00
0.00
168,604.11
168,604.11
0.00
38,030,000.00
100.00%
X-C
1.82014%
85,567,119.00
85,567,119.00
0.00
129,786.79
129,786.79
0.00
85,567,119.00
D
5.32014%
42,104,000.00
42,104,000.00
0.00
186,665.98
186,665.98
0.00
42,104,000.00
E
5.32014%
2,716,000.00
2,716,000.00
0.00
12,041.25
12,041.25
0.00
2,716,000.00
F
3.50000%
25,806,000.00
25,806,000.00
0.00
75,267.50
75,267.50
0.00
25,806,000.00
G
3.50000%
24,447,000.00
24,447,000.00
0.00
71,303.75
71,303.75
0.00
24,447,000.00
H
3.50000%
35,314,119.00
35,314,119.00
0.00
102,999.51
102,999.51
0.00
35,314,119.00
Q
0.00000%
100.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,086,559,119.00
1,033,941,012.07
1,136,696.27
4,583,925.86
5,720,622.13
0.00
1,032,804,315.80
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
PEZ*
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL

May 2017
GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36248GAA8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
36248GAB6
0.99706667
4.90983815
2.52008601
7.42992416
0.00000000
0.99215683
A-3
36248GAC4
1.00000000
0.00000000
3.53666667
3.53666667
0.00000000
1.00000000
A-4
36248GAD2
1.00000000
0.00000000
3.55916667
3.55916667
0.00000000
1.00000000
A-AB
36248GAE0
1.00000000
0.00000000
3.17750000
3.17750000
0.00000000
1.00000000
X-A
36248GAF7
0.93801423
0.00000000
1.10382884
1.10382884
0.00000000
0.93667517
X-B
36248GAG5
1.00000000
0.00000000
0.13261675
0.13261675
0.00000000
1.00000000
A-S*
36248GAH3
1.00000000
0.00000000
3.87416667
3.87416667
0.00000000
1.00000000
B*
36248GAJ9
1.00000000
0.00000000
4.30083333
4.30083333
0.00000000
1.00000000
C*
36248GAL4
1.00000000
0.00000000
4.43345009
4.43345009
0.00000000
1.00000000
X-C
36248GAM2
1.00000000
0.00000000
1.51678342
1.51678342
0.00000000
1.00000000
D
36248GAP5
1.00000000
0.00000000
4.43345009
4.43345009
0.00000000
1.00000000
E
36248GAR1
1.00000000
0.00000000
4.43345009
4.43345009
0.00000000
1.00000000
F
36248GAT7
1.00000000
0.00000000
2.91666667
2.91666667
0.00000000
1.00000000
G
36248GAV2
1.00000000
0.00000000
2.91666667
2.91666667
0.00000000
1.00000000
H
36248GAX8
1.00000000
0.00000000
2.91666656
2.91666656
0.00000000
1.00000000
Q
N/A
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
36248GBB5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
36248GAZ3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ*
36248GAK6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL

May 2017
GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
230,834,893.07
1,136,696.27
0.00
0.00
229,698,196.80
0.00
A-3
98,000,000.00
0.00
0.00
0.00
98,000,000.00
0.00
A-4
304,943,000.00
0.00
0.00
0.00
304,943,000.00
0.00
A-AB
74,195,000.00
0.00
0.00
0.00
74,195,000.00
0.00
A-S*
88,283,000.00
0.00
0.00
0.00
88,283,000.00
0.00
B*
69,268,000.00
0.00
0.00
0.00
69,268,000.00
0.00
C*
38,030,000.00
0.00
0.00
0.00
38,030,000.00
0.00
D
42,104,000.00
0.00
0.00
0.00
42,104,000.00
0.00
E
2,716,000.00
0.00
0.00
0.00
2,716,000.00
0.00
F
25,806,000.00
0.00
0.00
0.00
25,806,000.00
0.00
G
24,447,000.00
0.00
0.00
0.00
24,447,000.00
0.00
H
35,314,119.00
0.00
0.00
0.00
35,314,119.00
0.00
Q
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,033,941,012.07
1,136,696.27
0.00
0.00
1,032,804,315.80
0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL

May 2017
GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Charges / Prepay
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Premiums
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
583,435.19
0.00
0.00
0.00
0.00
583,435.19
0.00
A-3
346,593.33
0.00
0.00
0.00
0.00
346,593.33
0.00
A-4
1,085,342.96
0.00
0.00
0.00
0.00
1,085,342.96
0.00
A-AB
235,754.61
0.00
0.00
0.00
0.00
235,754.61
0.00
X-A
937,011.60
0.00
0.00
0.00
0.00
937,011.60
0.00
X-B
9,186.10
0.00
0.00
0.00
0.00
9,186.10
0.00
A-S*
342,023.06
0.00
0.00
0.00
0.00
342,023.06
0.00
B*
297,910.12
0.00
0.00
0.00
0.00
297,910.12
0.00
C*
168,604.11
0.00
0.00
0.00
0.00
168,604.11
0.00
X-C
129,786.79
0.00
0.00
0.00
0.00
129,786.79
0.00
D
186,665.98
0.00
0.00
0.00
0.00
186,665.98
0.00
E
12,041.25
0.00
0.00
0.00
0.00
12,041.25
0.00
F
75,267.50
0.00
0.00
0.00
0.00
75,267.50
0.00
G
71,303.75
0.00
0.00
0.00
0.00
71,303.75
0.00
H
102,999.51
0.00
0.00
0.00
0.00
102,999.51
2,599.73
Q
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,583,925.87
0.00
0.00
0.00
0.00
4,583,925.87
2,599.73
*The Exchange/Exchangeable Certificates
INTEREST DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Interest
Fees
Scheduled Interest
4,627,139.90
Master Servicing Fee
40,586.09
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,120.12
Net Prepayment Shortfall
0.00
CREFC Intellectual Property Royalty
Net Prepayment Interest Excess
0.00
License Fee
430.78
Interest Reserve Deposit/Withdrawal
0.00
Operating Advisor Fee
1,077.05
Interest Collections
4,627,139.90
Other/Miscellaneous Fee
0.00
Fee Distributions
43,214.04
Principal
Scheduled Principal
1,136,696.27
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,136,696.27
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
0.00
Other
Yield Maintenance / Prepayment Premium
0.00
Payments to Certificateholders
Class Q Principal Deposit
0.00
Interest Distribution
4,583,925.86
Other Collections
0.00
Principal Distribution
1,136,696.27
Yield Maintenance / Prepayment Premium
0.00
Available Distribution Amount
5,720,622.13
Total Collections
5,763,836.17
Total Distributions
5,763,836.17
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Aggregate P&I Advances
Current
Outstanding
Advance
Advance
Mortgage
Outstanding
Principal
0.00
1,002,610.33
Loan
P&I Advances
Interest
0.00
4,164,485.64
0
0.00
Total
0.00
5,167,095.97
0
0.00
0
0.00
Aggregate Realized Losses in Related Collection Period
0.00
Agg Addt'l Trust Expenses in Related Collection Period
0.00
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date Principal Balance
95.05%
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Other
0.00
Total
0.00
Controlling Class
H
Controlling Class Representative
RREF II CMBS AIV, LP
Totals:
0.00
1,033,941,012.30
1,032,804,316.03
MISCELLANEOUS DETAIL
P&I Advances With Respect To Each Mortgage Loan

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
MC-Five Mile Commercial Mortgage Finance LLC
2/8/2017
1576832
Goldman Sachs Mortgage Company
2/14/2017
1541502
Citigroup Global Markets Realty Corp.
2/14/2017
1541001
Jefferies LoanCore LLC
2/13/2017
1555524
Rialto Mortgage Finance, LLC
2/1/2017
1592182
Repurchase/Replacement
Status
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Count
Balance
Count
Balance
Totals:
Totals:
(Foreclosure Proceedings Commenced)
ADDITIONAL LOAN DETAIL
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Stated Principal
Amount of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Current Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
REO ADDITIONAL DETAIL

May 2017
GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
Income Collected
Other Amounts
Portion Included in
Most Recent
Date Appraisal
Loan ID
Book Value (Net of Related Expenses)
Received
Available Funds
Appraised Value
Performed
Totals:
REO Property Included In Trust Fund As Of Last Day Of Related Prepayment Period
REO ADDITIONAL DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Liq Proceeds
Portion of Liq
Balance
Realized Loss on
and Other
Proceeds in
of Excess Liq
Loan ID
Mortgage Loan
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
REO ADDITIONAL DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
GS Mortgage Securities Trust 2013-GCJ16
May 2017
Effective
Original/
Beg Sched
Current
Current
Distribution
Modified
Interest
Bal as of
Sched
Actual
Maturity
Date
Loan ID
Group
Amounts:
Rate
P&I
Fees
Penalties Eff. Due Prd
Balance
Balance
Date
Delinquency Loan Status
Totals:
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
May 2017
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd
Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans
Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

May 2017
ADDITIONAL RECONCILIATION DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

May 2017
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

May 2017
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
1
0.00
11,488,921.46
0
0
0.00
0
0
0.00
0
0.00
May 2017
0.00
1.1%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
18,507,373.09
1.8%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

May 2017
Delinquency Summary Report
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
75
1,021,315,394.57
98.89%
1,021,315,394.53
1
11,488,921.46
1.11%
11,515,004.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
76
1,032,804,316.03
100.00%
1,032,830,399.13
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
75
1,021,315,394.57
98.89%
1,021,315,394.53
1
11,488,921.46
1.11%
11,515,004.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
76
1,032,804,316.03
100.00%
1,032,830,399.13
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

May 2017
REO STATUS REPORT
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

May 2017
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

May 2017
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

May 2017
DEFEASED LOAN DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
67,390,934.86
08/06/2018
6.27
F
406100131
15,219,271.64
09/06/2018
4.88
F
406100147
3,257,200.71
08/06/2023
6.15
F
406100169
3,379,214.72
08/06/2020
5.30
F
623100039
89,246,621.93
Count:
Totals:
4
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

May 2017
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

May 2017
LOAN LEVEL DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
300571018
Retail
MA
09/06/23
N
46,899,894.40
260,993.19
0.00
05/06/17
0.00
0
207,378.00
0.00
5.300
1.53
12/31/16
300571021
Multifamily
TX
09/06/23
N
2,975,088.34
18,130.16
0.00
05/06/17
0.00
0
14,323.52
0.00
5.770
1.73
12/25/16
300571022
Multifamily
FL
09/06/23
N
14,100,000.00
61,922.50
0.00
05/06/17
0.00
0
61,922.50
0.00
5.270
2.14
12/31/16
300571023
Multifamily
TX
09/06/23
N
12,815,000.00
55,531.67
0.00
05/06/17
0.00
0
55,531.67
0.00
5.200
2.06
12/31/16
300571025
Multifamily
NC
09/06/23
N
7,990,000.00
34,956.25
0.00
05/06/17
0.00
0
34,956.25
0.00
5.250
2.03
12/31/16
300571026
Lodging
AL
10/06/23
N
7,435,323.77
49,270.43
0.00
05/06/17
0.00
0
34,333.29
0.00
5.530
1.82
12/31/16
300571027
Multifamily
TX
10/06/23
N
16,621,304.97
93,534.29
0.00
05/06/17
0.00
0
74,189.56
0.00
5.350
3.59
12/31/16
300571031
Retail
NY
11/06/23
N
56,487,888.42
300,633.78
0.00
05/06/17
0.00
0
207,698.77
0.00
4.405
2.04
12/31/15
300571032
Self Storage
NY
10/06/23
N
4,842,002.16
28,399.77
0.00
05/06/17
0.00
0
21,516.93
0.00
5.325
1.27
12/31/16
300571033
Retail
FL
11/06/23
N
2,297,550.11
13,356.43
0.00
05/06/17
0.00
0
10,066.18
0.00
5.250
1.43
12/31/16
300571034
Multifamily
GA
11/06/18
N
13,788,531.07
73,925.09
0.00
05/06/17
0.00
0
53,417.96
0.00
4.642
1.93
12/31/16
300571035
Self Storage
TX
11/06/23
N
3,232,834.60
18,986.07
0.00
05/06/17
0.00
0
14,433.35
0.00
5.350
2.07
12/31/16
300571039
Retail
XX
11/06/23
N
22,730,000.00
95,087.17
0.00
05/06/17
0.00
0
95,087.17
0.00
5.020
1.50
12/31/16
300571041
Other
NY
10/06/23
N
12,600,000.00
51,502.50
0.00
05/06/17
0.00
0
51,502.50
0.00
4.905
2.56
12/31/16
301100001
Lodging
LA
10/06/23
N
69,329,568.23
407,960.21
0.00
05/06/17
0.00
0
309,936.34
0.00
5.357
2.31
12/31/16
301100002
Retail
NV
09/06/23
N
70,000,000.00
306,250.00
0.00
05/06/17
0.00
0
306,250.00
0.00
5.250
1.51
12/31/16
301100009
Office
CA
10/06/23
N
37,000,000.00
151,931.25
0.00
05/06/17
0.00
0
151,931.25
0.00
4.928
2.11
12/31/16
301100024
Retail
XX
11/06/23
N
12,243,165.73
68,500.38
0.00
05/06/17
0.00
0
49,854.48
0.00
4.879
1.86
12/31/16
301100031
Multifamily
GA
11/06/18
N
11,097,783.27
60,932.88
0.00
05/06/17
0.00
0
43,525.24
0.00
4.699
2.08
12/31/16
301100037
Retail
XX
11/06/23
N
9,084,432.91
50,827.30
0.00
05/06/17
0.00
0
36,992.04
0.00
4.879
1.86
12/31/16
301100038
Multifamily
FL
10/06/18
N
8,850,482.32
49,219.05
0.00
05/06/17
0.00
0
36,707.57
0.00
4.970
1.62
12/31/15
301100040
Retail
XX
11/06/23
N
7,839,108.77
43,859.72
0.00
05/06/17
0.00
0
31,921.05
0.00
4.879
2.01
12/31/16
301100041
Self Storage
VA
10/06/23
N
7,583,859.78
43,820.21
0.00
05/06/17
0.00
0
32,772.03
0.00
5.178
1.72
12/31/16
301100045
Multifamily
TX
10/06/23
N
7,131,991.85
38,729.74
0.00
05/06/17
0.00
0
29,143.59
0.00
4.897
3.23
12/31/16
301100046
Retail
GA
11/06/23
N
7,117,669.43
38,822.90
0.00
05/06/17
0.00
0
29,387.43
0.00
4.948
1.74
12/31/16
301100051
Multifamily
IN
10/06/23
N
6,075,620.73
35,599.14
0.00
05/06/17
0.00
0
26,948.25
0.00
5.315
1.30
12/31/16
301100052
Multifamily
MI
09/06/23
N
5,115,947.39
29,852.46
0.00
05/06/17
0.00
0
22,457.32
0.00
5.260
1.82
12/31/16
301100054
Retail
VA
09/06/23
N
5,069,592.50
29,286.00
0.00
05/06/17
0.00
0
23,082.18
0.00
5.457
2.29
12/31/16
304101081
Self Storage
IL
09/06/23
N
2,360,183.64
13,665.89
0.00
05/06/17
0.00
0
10,516.83
0.00
5.340
0.00
304101082
Self Storage
FL
09/06/23
N
2,988,642.81
17,688.22
0.00
05/06/17
0.00
0
13,467.88
0.00
5.400
0.00
304101090
Office
TX
10/06/23
N
17,355,947.35
99,731.39
0.00
05/06/17
0.00
0
76,468.52
0.00
5.280
1.51
12/31/15
304101093
Retail
IL
10/06/23
N
3,462,703.35
20,155.44
0.00
05/06/17
0.00
0
15,171.13
0.00
5.250
1.36
12/31/16
406100131
Mobile Home
XX
08/06/18
N
67,390,934.86
428,938.65
0.00
05/06/17
0.00
0
352,768.62
0.00
6.275
0.00
406100138
Lodging
CA
09/06/18
N
29,939,484.01
173,948.02
0.00
05/06/17
0.00
0
126,060.66
0.00
5.045
2.11
12/31/16
406100146
Multifamily
FL
09/06/23
N
14,448,805.64
86,311.39
0.00
05/06/17
0.00
0
69,615.23
0.00
5.775
1.61
12/31/16
406100147
Multifamily
NV
09/06/18
N
15,219,271.64
82,632.25
0.00
05/06/17
0.00
0
62,013.65
0.00
4.883
0.00
406100148
Lodging
OR
09/06/23
N
15,135,783.54
87,058.86
0.00
05/06/17
0.00
0
64,662.27
0.00
5.119
4.14
12/31/16
406100151
Multifamily
IN
09/06/23
N
11,420,099.31
65,048.36
0.00
05/06/17
0.00
0
51,925.88
0.00
5.450
2.69
12/31/16
406100152
Office
IL
09/06/23
N
5,048,553.61
31,087.79
0.00
05/06/17
0.00
0
24,420.93
0.00
5.797
0.64
12/31/16
406100154
Various
CA
09/06/23
N
21,320,540.82
130,404.27
0.00
05/06/17
0.00
0
104,066.04
0.00
5.850
1.87
12/31/16
406100156
Retail
GA
10/06/23
N
10,050,349.83
64,125.39
0.00
05/06/17
0.00
0
51,764.26
0.00
6.173
1.60
12/31/16

May 2017
LOAN LEVEL DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
406100157
Self Storage
NV
10/06/23
N
4,656,859.87
31,361.72
0.00
05/06/17
0.00
0
22,237.30
0.00
5.719
2.28
12/31/16
406100158
Multifamily
GA
10/06/23
N
6,240,219.01
39,452.69
0.00
05/06/17
0.00
0
31,651.43
0.00
6.079
2.15
12/31/16
406100159
Multifamily
MI
10/06/23
N
10,170,083.85
60,324.47
0.00
05/06/17
0.00
0
46,134.76
0.00
5.436
2.40
12/31/16
406100160
Multifamily
GA
10/06/23
N
11,926,669.88
72,868.82
0.00
05/06/17
0.00
0
59,728.90
0.00
6.003
1.78
12/31/16
406100161
Retail
CA
10/06/23
N
12,000,000.00
53,290.00
0.00
05/06/17
0.00
0
53,290.00
0.00
5.329
2.21
12/31/16
406100162
Mixed Use
NV
10/06/23
N
6,703,880.70
45,043.65
0.00
05/06/17
0.00
0
31,861.27
0.00
5.692
1.78
12/31/16
406100163
Industrial
IN
10/06/23
N
11,488,921.46
73,496.28
0.00
03/06/17
0.00
1
59,432.09
0.00
6.200
2.14
12/31/16
406100164
Office
CA
11/06/23
N
22,500,000.00
114,168.75
0.00
05/06/17
0.00
0
114,168.75
0.00
6.089
1.28
12/31/16
406100166
Multifamily
FL
11/06/23
N
11,794,841.26
72,773.64
0.00
05/06/17
0.00
0
60,090.46
0.00
6.107
1.53
12/31/16
406100167
Retail
NV
11/06/23
N
37,300,207.83
221,757.69
0.00
05/06/17
0.00
0
178,935.35
0.00
5.750
1.52
12/31/16
406100168
Mixed Use
PA
11/06/23
N
11,504,072.57
71,696.84
0.00
05/06/17
0.00
0
59,548.46
0.00
6.205
1.70
12/31/15
406100169
Multifamily
GA
08/06/23
N
3,257,200.71
20,722.56
0.00
05/06/17
0.00
0
16,724.51
0.00
6.154
0.00
406100171
Retail
NY
11/06/23
N
3,918,657.88
22,112.93
0.00
05/06/17
0.00
0
17,198.33
0.00
5.260
1.57
12/31/16
406100178
Lodging
SC
11/06/18
N
12,457,013.85
81,369.99
0.00
05/06/17
0.00
0
56,014.63
0.00
5.385
2.88
12/31/16
623100027
Lodging
MI
09/06/23
N
6,990,465.09
42,380.38
0.00
05/06/17
0.00
0
32,899.74
0.00
5.640
2.13
12/31/16
623100028
Retail
TX
09/06/23
N
4,879,296.59
29,140.77
0.00
05/06/17
0.00
0
22,353.83
0.00
5.490
1.57
12/31/16
623100029
Industrial
WI
09/06/23
N
4,904,937.28
29,293.90
0.00
05/06/17
0.00
0
22,471.30
0.00
5.490
1.79
12/31/16
623100030
Mixed Use
IN
09/06/23
N
6,575,651.27
40,679.50
0.00
05/06/17
0.00
0
32,065.37
0.00
5.844
1.59
12/31/16
623100031
Retail
NC
10/06/23
N
3,397,464.54
21,618.65
0.00
05/06/17
0.00
0
15,768.69
0.00
5.560
1.73
12/31/16
623100032
Industrial
GA
10/06/23
N
4,137,614.94
24,726.12
0.00
05/06/17
0.00
0
19,024.73
0.00
5.510
2.03
12/31/16
623100033
Multifamily
TX
10/06/20
N
3,711,353.42
24,277.67
0.00
05/06/17
0.00
0
16,673.33
0.00
5.380
1.54
12/31/16
623100034
Office
NC
10/01/18
N
25,520,645.52
143,296.21
0.00
05/01/17
0.00
0
104,368.26
0.00
4.900
1.64
12/31/16
623100035
Retail
IL
10/06/18
N
3,141,664.30
18,944.61
0.00
05/06/17
0.00
0
14,681.00
0.00
5.600
0.00
623100036
Retail
IL
10/06/18
N
3,887,089.82
23,322.49
0.00
05/06/17
0.00
0
18,002.40
0.00
5.550
1.67
12/31/16
623100037
Multifamily
TX
10/06/18
04/29/16
623100038
Retail
CA
10/06/23
N
4,753,989.28
28,295.41
0.00
05/06/17
0.00
0
21,700.33
0.00
5.470
2.36
12/31/16
623100039
Multifamily
TX
08/06/20
N
3,379,214.72
19,435.66
0.00
05/06/17
0.00
0
14,944.70
0.00
5.300
0.00
623100040
Mobile Home
KS
11/06/23
N
8,320,882.29
51,993.21
0.00
05/06/17
0.00
0
41,448.85
0.00
5.970
1.57
12/31/16
623100041
Multifamily
TX
11/06/23
N
6,434,303.60
38,792.91
0.00
05/06/17
0.00
0
30,120.91
0.00
5.610
1.76
12/31/16
623100042
Multifamily
TX
11/06/23
N
3,573,932.14
21,504.32
0.00
05/06/17
0.00
0
16,671.08
0.00
5.590
2.69
12/31/16
623100043
Retail
XX
11/06/23
N
41,592,772.15
241,052.00
0.00
05/06/17
0.00
0
181,188.96
0.00
5.220
1.72
12/31/16
623100044
Mobile Home
VA
11/06/23
N
3,603,033.06
20,562.10
0.00
05/06/17
0.00
0
15,245.28
0.00
5.070
1.87
12/31/15
623100045
Lodging
IN
11/06/23
N
4,188,178.05
27,607.07
0.00
05/06/17
0.00
0
19,199.38
0.00
5.490
1.70
12/31/16
623100046
Retail
XX
11/06/23
N
4,280,852.39
25,268.89
0.00
05/06/17
0.00
0
19,290.74
0.00
5.400
1.88
12/31/16
623100047
Office
TX
11/06/23
N
4,371,675.02
25,544.01
0.00
05/06/17
0.00
0
19,335.65
0.00
5.300
1.95
12/31/16
623100048
Lodging
IL
11/06/23
N
10,744,730.53
73,043.80
0.00
05/06/17
0.00
0
52,480.81
0.00
5.850
1.95
12/31/16
1,032,804,316.03
5,763,836.17
0.00
0.00
77
Totals:
Count:
4,627,139.90
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

May 2017
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

May 2017
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

May 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
0M to 4.9M
24
$90,202,019.02
8.73%
5M to 9.9M
18
$125,607,985.02
12.16%
10M to 14.9M
17
$204,650,068.25
19.81%
15M to 19.9M
4
$64,332,307.50
6.23%
20M to 24.9M
3
$66,550,540.82
6.44%
25M to 29.9M
2
$55,460,129.53
5.37%
35M to 39.9M
2
$74,300,207.83
7.19%
40M to 44.9M
1
$41,592,772.15
4.03%
45M to 49.9M
1
$46,899,894.40
4.54%
55M to 59.9M
1
$56,487,888.42
5.47%
65M to 69.9M
2
$136,720,503.09
13.24%
70M to 74.9M
1
$70,000,000.00
6.78%
Total
76
$1,032,804,316.03
100.00%
Remaining Principal Balance
Count
Balance ($)
%
4.250% - 4.490%
1
$56,487,888.42
5.47%
4.500% - 4.740%
2
$24,886,314.34
2.41%
4.750% - 4.990%
10
$142,606,768.17
13.81%
5.000% - 5.240%
7
$133,399,932.54
12.92%
5.250% - 5.490%
29
$362,177,143.88
35.07%
5.500% - 5.740%
10
$50,358,598.77
4.88%
5.750% - 5.990%
8
$106,734,460.33
10.33%
6.000% - 6.240%
8
$88,762,274.72
8.59%
6.250% - 6.490%
1
$67,390,934.86
6.53%
Total
76
$1,032,804,316.03
100.00%
Gross Rate
Total Weighted Average Rate: 5.37%

May 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
VARIOUS
7
$165,161,266.81
15.99%
NEVADA
5
$133,880,220.04
12.96%
CALIFORNIA
6
$127,514,014.11
12.35%
TEXAS
12
$86,481,942.60
8.37%
NEW YORK
4
$77,848,548.46
7.54%
LOUISIANA
1
$69,329,568.23
6.71%
GEORGIA
8
$67,616,038.14
6.55%
FLORIDA
6
$54,480,322.14
5.27%
MASSACHUSETTS
1
$46,899,894.40
4.54%
INDIANA
5
$39,748,470.82
3.85%
NORTH CAROLINA
3
$36,908,110.06
3.57%
ILLINOIS
6
$28,644,925.25
2.77%
MICHIGAN
3
$22,276,496.33
2.16%
VIRGINIA
3
$16,256,485.34
1.57%
OREGON
1
$15,135,783.54
1.47%
SOUTH CAROLINA
1
$12,457,013.85
1.21%
PENNSYLVANIA
1
$11,504,072.57
1.11%
KANSAS
1
$8,320,882.29
0.81%
ALABAMA
1
$7,435,323.77
0.72%
WISCONSIN
1
$4,904,937.28
0.47%
Total
76
$1,032,804,316.03
100.00%
Geographic Distribution by State

May 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
Industrial
3
$20,531,473.68
1.99%
Lodging
8
$156,220,547.07
15.13%
Mixed Use
3
$24,783,604.54
2.40%
Mobile Home Park
3
$79,314,850.21
7.68%
Multifamily
23
$208,137,745.12
20.15%
Office
6
$111,796,821.50
10.82%
Other
1
$12,600,000.00
1.22%
Retail
22
$372,434,350.23
36.06%
Self Storage
6
$25,664,382.86
2.48%
Various
1
$21,320,540.82
2.06%
Total
76
$1,032,804,316.03
100.00%
Property Type
Count
Balance ($)
%
42 - 44
75
$965,413,381.17
93.47%
45 - 47
1
$67,390,934.86
6.53%
Total
76
$1,032,804,316.03
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 43

May 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
15 - 17
7
$153,949,572.47
14.91%
18 - 20
3
$37,343,328.19
3.62%
39 - 41
1
$3,711,353.42
0.36%
42 - 44
1
$3,379,214.72
0.33%
75 - 77
41
$536,002,857.78
51.90%
78 - 80
23
$298,417,989.45
28.89%
Total
76
$1,032,804,316.03
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 66
Count
Balance ($)
%
0.500% - 0.99
1
$5,048,553.61
0.49%
1.000% - 1.49
7
$68,267,896.27
6.61%
1.500% - 1.99
37
$472,449,842.50
45.74%
2.000% - 2.49
19
$312,611,057.05
30.27%
2.500% - 2.99
6
$57,587,547.28
5.58%
3.000% - 3.49
1
$12,457,013.85
1.21%
4.000% - 4.49
1
$15,135,783.54
1.47%
Not Avail.
4
$89,246,621.93
8.64%
Total
76
$1,032,804,316.03
100.00%
DSCR
Total Weighted Average DSCR: 1.78

May 2017
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
Amortizing Balloon
45
$471,258,906.02
45.63%
IO Maturity Balloon
3
$72,330,000.00
7.00%
IO/Amortizing/Balloon
28
$489,215,410.01
47.37%
Total
76
$1,032,804,316.03
100.00%
Amortization Type

May 2017
Investor Notice
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.